Material accounting policies information (Tables)	12 Months Ended
Jun. 30, 2024
Corporate information and statement of IFRS compliance [abstract]
Summary of measurement period adjustments	The following table described the impact on the previously reported financial statements for the year ended 30 June 2023:

		Adjustments
	2023 £’000 as reported	DEK £’000	Mudbath £’000	2023 £’000 as restated
Goodwill	240,818	(1,531)	(38)	239,249
Intangible assets	66,216	(743)	—	65,473
Deferred tax assets	20,156	641	129	20,926
Trade and other receivables	177,866	1,654	30	179,550
Corporation tax receivable	4,042	(200)	—	3,842
Trade and other payables	91,159	669	—	91,828
Corporation tax payable	5,940	(659)	121	5,402
Deferred tax liabilities	14,623	(189)	—	14,434

Summary of useful life for property, plant and equipment
Depreciation is calculated so as to write off the cost of an asset, less its estimated residual value, over the useful economic life of that asset as follows:

Computers and equipment	3 - 5 years
Fixtures and fittings	5 years
Leasehold improvement fittings	Over the lease term

Summary of useful life for intangible assets

Client relationship	1 - 20 years
Supplier relationships	5 years
Non-compete agreement	3 years
Computer software	3 - 5 years
Licences	Shorter of licence period and up to 3 years
Software - own work capitalised	3 - 5 years